Fair Value of Other Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Financial Instruments [Abstract]
Notes Receivable - Carrying Value	$ 4.7	$ 6.5
Notes Receivable - Fair Value	4.7	6.5
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	7,124.3	7,028.0
Debt Obligations - Fair Value	7,560.0	7,389.6
Senior Notes [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	7,019.5	6,093.0
Debt Obligations - Fair Value	7,455.2	6,454.6
U.S. Commercial Paper Program [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	50.0	900.0
Debt Obligations - Fair Value	50.0	900.0
Other Debt [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	54.8	35.0
Debt Obligations - Fair Value	$ 54.8	$ 35.0